                                               THE VALIANT FUND












                                                ANNUAL REPORT
                                               AUGUST 31, 1997

                                          THE VALIANT FUND
                                U.S. TREASURY MONEY MARKET PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                          AUGUST 31, 1997



                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
U.S. TREASURY BILLS (A)--24.5%
  $  10,000,000      5.450%, 12/11/97. . . . . . . . . . . . . . . . . . . . . . . .        $  9,847,097
      5,000,000      5.250%, 01/08/98. . . . . . . . . . . . . . . . . . . . . . . .           4,905,938
     12,000,000      5.130%, 02/05/98. . . . . . . . . . . . . . . . . . . . . . . .          11,731,530
     30,000,000      5.160%, 02/05/98. . . . . . . . . . . . . . . . . . . . . . . .          29,324,900
     10,000,000      5.205%, 02/05/98. . . . . . . . . . . . . . . . . . . . . . . .           9,773,004
     10,000,000      5.240%, 02/05/98. . . . . . . . . . . . . . . . . . . . . . . .           9,771,478
     20,000,000      5.185%, 03/05/98. . . . . . . . . . . . . . . . . . . . . . . .          19,467,097
     10,000,000      5.225%, 03/05/98. . . . . . . . . . . . . . . . . . . . . . . .           9,731,493
                                                                                           -------------
                     TOTAL U.S. TREASURY BILLS . . . . . . . . . . . . . . . . . . .         104,552,537
                                                                                           -------------

REPURCHASE AGREEMENTS--75.5%
    100,000,000      First Boston Corp.
                     5.530%, 09/02/97, Dated 08/29/97, Repurchase Price $100,061,444
                     (Collateralized by U.S. Treasury Note, 6.50%, due 10/15/06;
                     par value $101,560,000; valued at $104,901,629) . . . . . . . .         100,000,000
     10,078,000      Goldman, Sachs & Co., Inc.
                     5.450%, 09/02/97, Dated 08/29/97, Repurchase Price $10,084,103
                     (Collateralized by U.S. Treasury Bond, 6.50%, due 11/15/26;
                     par value $10,243,000; valued at $10,279,576) . . . . . . . . .          10,078,000
    106,000,000      J.P. Morgan & Co., Inc.
                     5.550%, 09/02/97, Dated 08/29/97, Repurchase Price $106,065,367
                     (Collateralized by U.S. Treasury Notes, 6.75% & 5.75%,
                     due 04/30/00 & 12/31/98; total par value $34,763,000 & $71,430,000;
                     valued at $36,082,127 & $72,038,298, respectively). . . . . . .         106,000,000
    106,000,000      Morgan Stanley Group, Inc.
                     5.580%, 09/02/97, Dated 08/29/97, Repurchase Price $106,065,720
                     (Collateralized by U.S. Treasury Bills, 5.22%, 5.17% & 5.14%,
                     due 05/28/98, 02/26/98 & 01/22/98; par value $76,460,000,
                     $24,073,000 & $11,600,000; valued at $73,455,963, $23,448,474 &
                     $11,357,722, respectively). . . . . . . . . . . . . . . . . . .         106,000,000
                                                                                           -------------
                     TOTAL REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . .         322,078,000
                                                                                           -------------
                     TOTAL INVESTMENTS--100.0% . . . . . . . . . . . . . . . . . . .      $  426,630,537
                     (Cost $426,630,537)*                                                 --------------
                                                                                           -------------

_____________________________________________
(A) Rate represents annualized yield to maturity at date of purchase
    (unaudited).
 *  Aggregate cost for Federal tax purposes.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                   GENERAL MONEY MARKET PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
BANKERS' ACCEPTANCE NOTICES (A)--9.0%
                     Bank of New York
$    14,000,000      5.590%, 12/10/97 . . . . . . . . . . . . . . . . . . . . . . .        $  13,782,611
      6,000,000      5.550%, 12/19/97 . . . . . . . . . . . . . . . . . . . . . . .            5,899,175
      5,000,000      5.550%, 12/23/97 . . . . . . . . . . . . . . . . . . . . . . .            4,912,896
      2,000,000      5.570%, 12/30/97 . . . . . . . . . . . . . . . . . . . . . . .            1,962,867
                                                                                           -------------
                                                                                              26,557,549
                                                                                           -------------

                     Corestates (Phil Nat'l) Bank
     5,000,000       5.550%, 12/17/97 . . . . . . . . . . . . . . . . . . . . . . .            4,917,521
     5,000,000       5.550%, 12/19/97 . . . . . . . . . . . . . . . . . . . . . . .            4,915,979
                                                                                           -------------
                                                                                               9,833,500
                                                                                           -------------

                     Republic National Bank of New York
     7,000,000       5.470%, 11/25/97 . . . . . . . . . . . . . . . . . . . . . . .            6,909,593
     4,000,000       5.550%, 11/26/97 . . . . . . . . . . . . . . . . . . . . . . .            3,946,966
     5,300,000       5.530%, 12/17/97 . . . . . . . . . . . . . . . . . . . . . . .            5,212,888
                                                                                           -------------
                                                                                              16,069,447
                                                                                           -------------
                     TOTAL BANKERS' ACCEPTANCE NOTICES. . . . . . . . . . . . . . .           52,460,496
                                                                                           -------------

COMMERCIAL PAPER (A) --82.9%
                     AEROSPACE--1.4%
     8,000,000       Allied Signal, Inc.
                     5.500%, 09/29/97 . . . . . . . . . . . . . . . . . . . . . . .            7,965,778
                                                                                           -------------
                     CHEMICALS--6.3%
                     Dupont (E I) De Nemours & Co.
     5,000,000       5.610%, 09/03/97 . . . . . . . . . . . . . . . . . . . . . . .            4,998,442
     3,000,000       5.660%, 10/22/97 . . . . . . . . . . . . . . . . . . . . . . .            2,975,945
    14,000,000       5.530%, 12/03/97 . . . . . . . . . . . . . . . . . . . . . . .           13,799,998
     5,000,000       5.610%, 12/04/97 . . . . . . . . . . . . . . . . . . . . . . .            4,926,758
     4,000,000       5.590%, 12/05/97 . . . . . . . . . . . . . . . . . . . . . . .            3,940,994
     6,000,000       5.620%, 12/05/97 . . . . . . . . . . . . . . . . . . . . . . .            5,911,017
                                                                                           -------------
                                                                                              36,553,154
                                                                                           -------------

                     DRUGS & HEALTH CARE--1.7%
    10,000,000       Abbott Laboratories
                     5.450%, 09/23/97 . . . . . . . . . . . . . . . . . . . . . . .            9,966,694
                                                                                           -------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                   GENERAL MONEY MARKET PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
COMMERCIAL PAPER (A)--(CONTINUED)
                     ELECTRIC UTILITIES--1.6%
  $  9,300,000       Tampa Electric Co.
                     5.470%, 09/22/97. . . . . . . . . . . . . . . . . . . . . . . .         $  9,270,325
                                                                                             ------------
                     FINANCIAL SERVICES--10.9%
                     Ford Motor Credit Co.
    10,000,000       5.630%, 12/02/97. . . . . . . . . . . . . . . . . . . . . . . .            9,856,122
     7,000,000       5.490%, 12/08/97. . . . . . . . . . . . . . . . . . . . . . . .            6,895,385
    10,000,000       5.550%, 12/10/97. . . . . . . . . . . . . . . . . . . . . . . .            9,845,833
     8,000,000       5.550%, 12/15/97. . . . . . . . . . . . . . . . . . . . . . . .            7,870,500
                                                                                            -------------
                                                                                               34,467,840
                                                                                            -------------

                     J.P. Morgan & Co., Inc.
     4,000,000       5.440%, 09/09/97. . . . . . . . . . . . . . . . . . . . . . . .            3,995,164
     5,000,000       5.450%, 09/10/97. . . . . . . . . . . . . . . . . . . . . . . .            4,993,188
    20,000,000       5.480%, 09/18/97. . . . . . . . . . . . . . . . . . . . . . . .           19,948,244
                                                                                           --------------
                                                                                               28,936,596
                                                                                           --------------
                                                                                               63,404,436
                                                                                           --------------

                     FOOD PRODUCTS--17.3%
                     Coca Cola Co.
    20,000,000       5.520%, 09/02/97. . . . . . . . . . . . . . . . . . . . . . . .           19,996,933
    10,000,000       5.450%, 11/10/97. . . . . . . . . . . . . . . . . . . . . . . .            9,894,028
                                                                                           --------------
                                                                                               29,890,961
                                                                                           --------------

                     H.J. Heinz Co.
    16,435,000       5.480%, 09/23/97. . . . . . . . . . . . . . . . . . . . . . . .           16,379,961
    12,000,000       5.480%, 09/26/97. . . . . . . . . . . . . . . . . . . . . . . .           11,954,333
                                                                                           --------------
                                                                                               28,334,294
                                                                                           --------------

    22,300,000       Kellogg Co.
                     5.470%, 09/30/97. . . . . . . . . . . . . . . . . . . . . . . .           22,201,738
                                                                                           --------------

    20,000,000       Sara Lee Corp.
                     5.500%, 09/25/97. . . . . . . . . . . . . . . . . . . . . . . .           19,926,667
                                                                                           --------------
                                                                                              100,353,660
                                                                                           --------------

                     GAS & PIPELINE UTILITIES--1.7%
    10,000,000       Nicor, Inc.
                     5.510%, 11/03/97. . . . . . . . . . . . . . . . . . . . . . . .            9,903,575
                                                                                           --------------

                     INSURANCE--4.3%
    25,000,000       AIG Funding, Inc.
                     5.470%, 09/03/97. . . . . . . . . . . . . . . . . . . . . . . .           24,992,403
                                                                                           --------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                   GENERAL MONEY MARKET PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
COMMERCIAL PAPER (A) -- (CONTINUED)
                     INTERNATIONAL OIL--16.3%
                     Amoco Co.
 $  20,000,000       5.500%, 09/02/97. . . . . . . . . . . . . . . . . . . . . . . .       $  19,996,944
     8,100,000       5.520%, 10/27/97. . . . . . . . . . . . . . . . . . . . . . . .           8,030,448
     6,000,000       5.450%, 11/17/97. . . . . . . . . . . . . . . . . . . . . . . .           5,930,058
                                                                                           --------------
                                                                                              33,957,450
                                                                                           --------------
    20,000,000       Atlantic Richfield Co.
                     5.470%, 11/03/97. . . . . . . . . . . . . . . . . . . . . . . .          19,808,550
                                                                                           --------------

    12,000,000       Shell Oil Co.
                     5.450%, 09/15/97. . . . . . . . . . . . . . . . . . . . . . . .          11,974,567
                                                                                           --------------

                     Sonoco Products Co.
     9,000,000       5.590%, 09/02/97. . . . . . . . . . . . . . . . . . . . . . . .           8,998,603
    20,000,000       5.500%, 09/18/97. . . . . . . . . . . . . . . . . . . . . . . .          19,948,056
                                                                                           --------------
                                                                                              28,946,659
                                                                                           --------------
                                                                                              94,687,226
                                                                                           --------------

                     LEISURE TIME--2.4%
    14,000,000       Walt Disney Co.
                     5.450%, 12/15/97. . . . . . . . . . . . . . . . . . . . . . . .          13,777,458
                                                                                           --------------

                     NON-BANK FINANCE--8.4%
                     General Electric Capital Corp.
     3,000,000       5.660%, 12/08/97. . . . . . . . . . . . . . . . . . . . . . . .           2,953,777
     4,000,000       5.500%, 12/10/97. . . . . . . . . . . . . . . . . . . . . . . .           3,938,889
     8,000,000       5.500%, 12/15/97. . . . . . . . . . . . . . . . . . . . . . . .           7,871,667
                                                                                           --------------
                                                                                              14,764,333
                                                                                           --------------

    25,000,000       IBM Credit Corp.
                     5.470%, 09/10/97. . . . . . . . . . . . . . . . . . . . . . . .          24,965,812
                                                                                           --------------

     8,928,000       Transamerica Finance Corp., Inc.
                     5.500%, 09/24/97. . . . . . . . . . . . . . . . . . . . . . . .           8,896,628
                                                                                           --------------
                                                                                              48,626,773
                                                                                           --------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                   GENERAL MONEY MARKET PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
COMMERCIAL PAPER (A) -- (CONTINUED)
                     SOAPS AND DETERGENTS--5.5%
                     Procter & Gamble Co.
 $  18,000,000       5.470%, 10/20/97. . . . . . . . . . . . . . . . . . . . . . . .       $  17,865,985
    14,000,000       5.450%, 12/16/97. . . . . . . . . . . . . . . . . . . . . . . .          13,775,339
                                                                                           --------------
                                                                                              31,641,324
                                                                                           --------------

                     TECHNOLOGY--1.2%
     7,000,000       International Business Machines
                     5.480%, 12/10/97. . . . . . . . . . . . . . . . . . . . . . . .           6,893,444
                                                                                           --------------

                     TELECOMMUNICATIONS--3.9%
    10,000,000       American Telephone & Telegraph Co.
                     5.580%, 11/12/97. . . . . . . . . . . . . . . . . . . . . . . .           9,888,400
    13,000,000       Ameritech Corp.
                     5.470%, 10/30/97. . . . . . . . . . . . . . . . . . . . . . . .          12,883,459
                                                                                           --------------
                                                                                              22,771,859
                                                                                           --------------

                     TOTAL COMMERCIAL PAPER. . . . . . . . . . . . . . . . . . . . .         480,808,109
                                                                                           --------------
U.S. TREASURY BILLS (A)--1.7%
    10,000,000       U.S. Treasury Bill
                     5.090%, 01/22/98. . . . . . . . . . . . . . . . . . . . . . . .           9,797,814
                                                                                           --------------

REPURCHASE AGREEMENTS--6.4%
     7,000,000       First Boston Corp.
                     5.530%, 09/02/97, Dated 08/29/97 , Repurchase Price $7,004,301
                     (Collateralized by U.S. Treasury Note, 7.50%, due 11/15/01;
                     par value $6,705,000; valued at $7,170,416) . . . . . . . . . .           7,000,000
    15,000,000       J.P. Morgan & Co., Inc.
                     5.550%, 09/02/97, Dated 08/29/97, Repurchase Price $15,009,250
                     (Collateralized by U.S. Treasury Note & U.S. Treasury Bill,
                     8.875% & 4.96%, due 11/15/97 & 12/26/97; total par value
                     $768,000 & $14,750,000; valued at $792,883 & $14,507,672) . . .          15,000,000
    15,320,000       Morgan Stanley Group, Inc.
                     5.580%, 09/02/97, Dated 08/29/97, Repurchase Price $15,329,498
                     (Collateralized by U.S. Treasury Bill, 5.28%, due 08/20/98;
                     par value $16,520,000; valued at $15,662,827) . . . . . . . . .          15,320,000
                                                                                           --------------
                     TOTAL REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . .          37,320,000
                                                                                           --------------
                     TOTAL INVESTMENTS--100.0% . . . . . . . . . . . . . . . . . . .      $  580,386,419
                     (Cost $580,386,419)*                                                  --------------
                                                                                           --------------

_____________________________________________
(A) Rate represents annualized yield to maturity at date of purchase
    (unaudited).
 *  Aggregate cost for Federal tax purposes.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                      SCHEDULE OF INVESTMENTS
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
MUNICIPAL BONDS AND NOTES--100.0%
                     ALABAMA--0.3%
  $  1,000,000       Birmingham, Alabama GO
                     Series A
                     3.300%, 10/01/15**
                     LOC: Societe Generale . . . . . . . . . . . . . . . . . . . . .        $  1,000,000
                                                                                           --------------

                     ALASKA--3.2%
     9,300,000       Alaska Housing Finance Corporation
                     Series C
                     3.300%, 06/01/26**
                     SBPA: Swiss Bank Corp . . . . . . . . . . . . . . . . . . . . .           9,300,000
                                                                                           --------------

                     CALIFORNIA--2.9%
     5,000,000       Los Angeles County
                     TRANS
                     4.500%, 06/30/98. . . . . . . . . . . . . . . . . . . . . . . .           5,025,886
     3,500,000       Oakland California
                     TRANS
                     4.500%, 06/30/98. . . . . . . . . . . . . . . . . . . . . . . .           3,520,595
                                                                                           --------------
                                                                                               8,546,481
                                                                                           --------------

                     COLORADO--2.8%
     4,900,000       Colorado Health Facilities
                     Sisters of Charity Health Care
                     3.350%, 05/15/25**
                     LOC: Toronto Dominion Bank. . . . . . . . . . . . . . . . . . .           4,900,000
     1,130,000       Colorado Springs Utility Revenue
                     6.000%, 11/15/97. . . . . . . . . . . . . . . . . . . . . . . .           1,135,514
     2,200,000       Regional Transportation District
                     Passenger Fare Revenue, Series 89A
                     3.250%, 06/01/99**
                     LOC: Credit Local de France . . . . . . . . . . . . . . . . . .           2,200,000
                                                                                           --------------
                                                                                               8,235,514
                                                                                           --------------

                     CONNECTICUT--3.0%
     6,500,000       Connecticut State GO
                     Series 1997 B
                     3.200%, 05/15/14**
                     SBPA: Bayerische Landesbank GZ . . . . . . . . . . . . . . . . .          6,500,000
     2,200,000       Connecticut State Special Assessment
                     Unemployment Compensation, Series C
                     FGIC Insured
                     3.900%, 07/01/98
                     SBPA: FGIC Securities Purchase, Inc . . . . . . . . . . . . . . .         2,200,000
                                                                                           --------------
                                                                                               8,700,000
                                                                                           --------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
                     DELAWARE--1.0%
  $  3,000,000       Delaware State
                     Series A
                     5.000%, 01/01/98. . . . . . . . . . . . . . . . . . . . . . . .        $  3,012,951
                                                                                           --------------

                     FLORIDA--4.8%
     8,000,000       Dade County Water & Sewer Revenue Systems
                     3.250%, 10/05/22**
                     SBPA: Commerzbank . . . . . . . . . . . . . . . . . . . . . . .           8,000,000
     2,200,000       Florida State Board of Education Capital Outlay
                     Public Education, Series F
                     7.000%, 06/01/98. . . . . . . . . . . . . . . . . . . . . . . .           2,252,024
     3,700,000       Jacksonville, Florida
                     Series A
                     3.600%, 10/10/97
                     LINE: Morgan Guaranty Trust, Credit Suisse, Bayerische
                     Landesbank GZ, Sunbank. . . . . . . . . . . . . . . . . . . . .           3,700,000
                                                                                           --------------
                                                                                              13,952,024
                                                                                           --------------

                     GEORGIA--7.0%
     1,500,000       Burke County Development Authority, PCR
                     Georgia Power Project, Series 3
                     3.750%, 07/01/24**. . . . . . . . . . . . . . . . . . . . . . .           1,500,000
     1,400,000       Burke County Development Authority, PCR
                     Georgia Power Project, Vogtle 2nd Series
                     3.700%, 04/01/25**. . . . . . . . . . . . . . . . . . . . . . .           1,400,000
     1,200,000       Burke County Development Authority, PCR
                     Georgia Power Project, Vogtle 3rd Series
                     3.700%, 09/01/25**. . . . . . . . . . . . . . . . . . . . . . .           1,200,000
     1,800,000       Burke County Development Authority, PCR
                     Oglethorpe Power Corp.
                     FGIC Insured
                     3.250%, 01/01/16**
                     SBPA: Canadian Imperial Bank of Canada. . . . . . . . . . . . .           1,800,000
     1,700,000       Burke County Development Authority, PCR
                     Oglethorpe Power Corp., Vogtle A AMBAC
                     3.600%, 12/01/97. . . . . . . . . . . . . . . . . . . . . . . .           1,700,000
     4,200,000       Georgia Municipal Gas Authority Revenue
                     Gas Portfolio I Series A
                     3.300%, 11/01/06**
                     LOC: Wachovia Bank of N.C., Credit Suisse,
                     Morgan Guaranty Trust . . . . . . . . . . . . . . . . . . . . .           4,200,000
     5,000,000       Georgia Municipal Gas Authority Revenue
                     Gas Portfolio I Series B
                     3.500%, 09/01/07**
                     LOC: Wachovia Bank of N.C., Credit Suisse, Morgan Guaranty Trust,
                     Bayerisch Landesbank GZ . . . . . . . . . . . . . . . . . . . .           5,000,000
     3,600,000       Georgia Municipal Gas Authority Revenue
                     Transco Project, Series B
                     3.850%, 10/08/97
                     LOC: Wachovia Bank of N.C.  . . . . . . . . . . . . . . . . . .           3,600,000
                                                                                           --------------
                                                                                              20,400,000
                                                                                           --------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
                     HAWAII--0.7%
  $  1,000,000       Hawaii Department of Budget & Finance
                     Kaiser Permanente, Series 84B
                     3.500%, 09/01/97*** . . . . . . . . . . . . . . . . . . . . . .        $  1,000,000
     1,000,000       Hawaii Department of Budget & Finance
                     Kaiser Permanente, Series 84B
                     3.750%, 03/01/98*** . . . . . . . . . . . . . . . . . . . . . .           1,000,000
                                                                                           --------------
                                                                                               2,000,000
                                                                                           --------------

                     ILLINOIS--1.9%
     3,000,000       Chicago Illinois GO
                     Tender Notes
                     3.550%, 10/31/97***
                     LOC: Landesbank Hessen-Thueringer GZ . . . . . . . . . . . . . .          3,000,000
     2,500,000       Chicago Illinois GO
                     Tender Notes
                     3.650%, 02/05/98***
                     LOC: Morgan Guaranty Trust . . . . . . . . . . . . . . . . . . .          2,500,000
                                                                                           --------------
                                                                                               5,500,000
                                                                                           --------------

                     KANSAS--4.4%
    13,000,000       Kansas Department of Transportation Highway Revenue
                     Series B
                     3.200%, 09/01/14**. . . . . . . . . . . . . . . . . . . . . . . .        13,000,000
                                                                                           --------------

                     LOUISIANA--1.1%
     3,300,000       Saint Charles Parish Louisiana
                     Shell
                     3.700%, 10/01/22**. . . . . . . . . . . . . . . . . . . . . . . .         3,300,000
                                                                                           --------------

                     MASSACHUSETTS--2.5%
     2,250,000       Massachusetts Bay Transportation Authority
                     84A
                     3.450%, 09/02/97***
                     LOC: State Street Bank & Trust. . . . . . . . . . . . . . . . . .         2,250,000
     4,200,000       Massachusetts Bay Transportation Authority
                     84A
                     3.750%, 03/01/98***
                     LOC: State Street Bank & Trust. . . . . . . . . . . . . . . . . .         4,200,000
     1,000,000       Massachusetts Bay Transportation Authority
                     Series C
                     3.550%, 09/04/97
                     LOC: West Deutsche Landesbank . . . . . . . . . . . . . . . . . .         1,000,000
                                                                                           --------------
                                                                                               7,450,000
                                                                                           --------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
                     MICHIGAN--2.9%
    $3,000,000       Michigan Municipal Bond Authority Revenue
                     Series B
                     4.500%, 07/02/98. . . . . . . . . . . . . . . . . . . . . . . .        $  3,016,841
     5,500,000       Michigan State Housing Development Rental Revenue
                     Series B
                     3.300%, 04/01/19**
                     LOC: Landesbank Hessen-Thueringen GZ. . . . . . . . . . . . . .           5,500,000
                                                                                           --------------
                                                                                               8,516,841
                                                                                           --------------

                     MISSOURI--2.4%
     3,200,000       Missouri State Health & Educational Facility
                     Washington University B
                     3.750%, 09/01/30**
                     SBPA: Morgan Guaranty Trust . . . . . . . . . . . . . . . . . .           3,200,000
     3,700,000       Missouri State Health & Educational Facility
                     SSM Health Care Project, Series B
                     3.350%, 06/01/22**
                     SBPA: Rabobank. . . . . . . . . . . . . . . . . . . . . . . . .           3,700,000
                                                                                           --------------
                                                                                               6,900,000
                                                                                           --------------

                     NEVADA--3.9%
     2,500,000       Clark County Airport Improvement Authority Revenue
                     MBIA Insured
                     3.250%, 07/01/12**
                     LINE: Union Bank Switzerland. . . . . . . . . . . . . . . . . .           2,500,000
     8,955,000       Clark County Airport Improvement Authority Revenue
                     MBIA Insured
                     3.250%, 07/01/25**
                     LOC: Union Bank Switzerland . . . . . . . . . . . . . . . . . .           8,955,000
                                                                                           --------------
                                                                                              11,455,000
                                                                                           --------------

                     NEW MEXICO--4.6%
     4,000,000       Albuquerque Airport Authority Revenue
                     AMBAC 95
                     3.250%, 07/01/14**
                     SBPA: Canadian Imperial Bank of Canada. . . . . . . . . . . . .           4,000,000
     4,300,000       Hurley PCR
                     British Petroleum
                     3.750%, 12/01/15**. . . . . . . . . . . . . . . . . . . . . . .           4,300,000
     5,000,000       New Mexico State
                     TRANS
                     4.500%, 06/30/98. . . . . . . . . . . . . . . . . . . . . . . .           5,025,892
                                                                                           --------------
                                                                                              13,325,892
                                                                                           --------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
                     NEW YORK--3.2%
  $  2,500,000       New York City Municipal Water Finance Authority
                     FGIC Insured
                     3.700%, 06/15/23**
                     LIQ: FGIC Securities Purchase, Inc. . . . . . . . . . . . . . .        $  2,500,000
     2,000,000       New York City Municipal Water Finance Authority
                     FGIC Insured
                     3.800%, 06/15/24**
                     LIQ: FGIC Securities Purchase, Inc. . . . . . . . . . . . . . .           2,000,000
     5,000,000       New York Municipal Assistance Corp.
                     Subser K1
                     3.150%, 07/01/08**
                     LOC: West Deutsche Landesbank . . . . . . . . . . . . . . . . .           5,000,000
                                                                                           --------------
                                                                                               9,500,000
                                                                                           --------------

                     NORTH CAROLINA--7.8%
     8,850,000       Charlotte Airport Revenue
                     MBIA 93A
                     3.250%, 07/01/16**
                     SBPA: Commerzbank . . . . . . . . . . . . . . . . . . . . . . .           8,850,000
     1,000,000       Raleigh Durham Airport Authority
                     American Airlines B1
                     3.750%, 11/01/15**
                     LOC: Royal Bank of Canada . . . . . . . . . . . . . . . . . . .           1,000,000
     6,800,000       Raleigh Durham Airport Authority
                     American Airlines Series A
                     3.750%, 11/01/15**
                     LOC: Royal Bank of Canada . . . . . . . . . . . . . . . . . . .           6,800,000
     6,200,000       Winston Salem Water & Sewer System
                     3.300%, 06/01/14**
                     SPBA: Wachovia Bank of N.C. . . . . . . . . . . . . . . . . . .           6,200,000
                                                                                           --------------
                                                                                               22,850,000
                                                                                           --------------

                     TENNESSEE--5.6%
     6,600,000       Memphis Tennessee GO
                     Series A
                     3.350%, 08/01/03**
                     SBPA: Westdeutche Landesbank. . . . . . . . . . . . . . . . . .           6,600,000
     1,400,000       Metro Nashville/Davidson County Airport Authority
                     American Airlines Series A
                     3.750%, 10/01/12***
                     LOC: Credit Suisse. . . . . . . . . . . . . . . . . . . . . . .           1,400,000
     1,400,000       Metro Nashville/Davidson County Health
                     Vanderbilt University
                     3.950%, 05/01/98*** . . . . . . . . . . . . . . . . . . . . . .           1,400,000

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
                     TENNESSEE-- (CONTINUED)
  $  1,400,000       Metro Nashville/Davidson County Health
                     Vanderbilt University 85A
                     3.650%, 01/15/98. . . . . . . . . . . . . . . . . . . . . . . .        $  1,400,000
     5,500,000       Tennessee State
                     BAN Series E
                     3.250%, 07/02/01**. . . . . . . . . . . . . . . . . . . . . . .           5,500,000
                                                                                           --------------
                                                                                              16,300,000
                                                                                           --------------

                     TEXAS--19.9%
     2,050,000       Dallas Area Rapid Transit Authority
                     Series A
                     3.700%, 09/09/97
                     LOC: Credit Suisse, Swiss Bank Corp . . . . . . . . . . . . . .           2,050,000
     4,000,000       Dallas Area Rapid Transit Authority
                     Series A
                     3.750%, 10/09/97
                     LOC: Credit Suisse, Swiss Bank Corp . . . . . . . . . . . . . .           4,000,000
     4,000,000       Dallas Area Rapid Transit Authority
                     Series A
                     3.600%, 10/14/97
                     LOC: Credit Suisse, Swiss Bank Corp . . . . . . . . . . . . . .           4,000,000
     1,200,000       Grapevine Texas IDC
                     American Airlines B-3
                     3.750%, 12/01/24**
                     LOC: Morgan Guaranty. . . . . . . . . . . . . . . . . . . . . .           1,200,000
     8,000,000       Harris County Texas Health Facilities
                     Memorial Hospital Series B
                     3.250%, 06/01/24**
                     SBPA: Societe Generale. . . . . . . . . . . . . . . . . . . . .           8,000,000
     3,700,000       Harris County Texas Health Facilities
                     Methodist Hospital
                     3.700%, 03/01/00**
                     LIQ: Morgan Guaranty. . . . . . . . . . . . . . . . . . . . . .           3,700,000
     5,000,000       Harris County Texas Health Facilities
                     Sisters of Charity Series C
                     3.300%, 07/01/23**
                     SBPA: Credit Suisse . . . . . . . . . . . . . . . . . . . . . .           5,000,000
     4,200,000       Harris County Texas Health Facilities
                     St. Lukes Episcopal Hospital
                     3.700%, 02/15/21**. . . . . . . . . . . . . . . . . . . . . . .           4,200,000
     4,200,000       Harris County Toll Road
                     Series H
                     3.300%, 08/01/20**
                     LINE: Morgan Guaranty Trust Co. . . . . . . . . . . . . . . . .           4,200,000

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
                     TEXAS-- (CONTINUED)
 $  10,340,000       Lower Colorado River Authority Texas Revenue
                     Refunding Junior Lien 3rd Supply Series
                     3.250%, 01/01/13**
                     SBPA: Bayerische Landesbank GZ. . . . . . . . . . . . . . . . .       $  10,340,000
     5,000,000       San Antonio Electric & Gas
                     Series A
                     3.600%, 09/05/97
                     LINE: Trust Company Bank, Morgan Guaranty Trust,
                     Union Bank of Switzerland, Toronto Dominion . . . . . . . . . .           5,000,000
     5,700,000       Texas State
                     TRANS, Series A
                     4.750%, 08/31/98. . . . . . . . . . . . . . . . . . . . . . . .           5,750,217
       900,000       Texas State Water Development Board
                     3.700%, 03/01/15**
                     SBPA: Canadian Imperial Bank. . . . . . . . . . . . . . . . . .             900,000
                                                                                           --------------
                                                                                              58,340,217
                                                                                           --------------

                     UTAH--1.3%
     1,000,000       Intermountain Power Agency
                     Power Supply Revenue, Series 85E
                     3.500%, 09/15/97***
                     LOC: Swiss Banking Corp . . . . . . . . . . . . . . . . . . . .           1,000,000
     1,100,000       Intermountain Power Agency
                     Power Supply Revenue, Series 85F
                     3.400%, 09/04/97
                     LOC: Swiss Bank Corp. . . . . . . . . . . . . . . . . . . . . .           1,100,000
     1,700,000       Intermountain Power Agency
                     Power Supply Revenue, Series 85F
                     3.500%, 09/15/97***
                     LOC: Credit Suisse. . . . . . . . . . . . . . . . . . . . . . . .         1,700,000
                                                                                           --------------
                                                                                               3,800,000
                                                                                           --------------

                     VERMONT--0.4%
     1,255,000       Vermont Education, Health & Buildings Finance Agency
                     Middlebury College
                     3.950%, 05/01/98*** . . . . . . . . . . . . . . . . . . . . . .           1,255,000
                                                                                           --------------

                     WASHINGTON--8.6%
     6,200,000       Seattle Water System Revenue
                     3.300%, 09/01/25**
                     LOC: Bayerische Landesbank GZ . . . . . . . . . . . . . . . . .           6,200,000
     5,000,000       Washington Health Care Facilities
                     Sisters of Providence, Series E
                     3.800%, 10/01/05**
                     LINE: Rabobank. . . . . . . . . . . . . . . . . . . . . . . . .           5,000,000

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997

                                                                                                 VALUE
     PAR VALUE                                                                                  (NOTE 1)
     ---------                                                                                  --------
                     WASHINGTON -- (CONTINUED)
  $  4,900,000       Washington State GO
                     Series 96A
                     3.300%, 06/01/20**
                     SBPA: Landesbank Hessen-Thueringen GZ . . . . . . . . . . . . .        $  4,900,000
     7,000,000       Washington State GO
                     Series 96B
                     3.250%, 06/01/20**
                     SBPA: Landesbank Hessen-Thueringen GZ . . . . . . . . . . . . .           7,000,000
     2,220,000       Washington State Public Power Supply
                     3.300%, 07/01/17**
                     LOC: National Westminster . . . . . . . . . . . . . . . . . . .           2,220,000
                                                                                           --------------
                                                                                              25,320,000
                                                                                           --------------

                     WISCONSIN--2.9%
     3,000,000       Sheboygan, PCR
                     Wisconsin Electric Power Company
                     3.400%, 09/01/15**. . . . . . . . . . . . . . . . . . . . . . .           3,000,000
     4,500,000       Sheboygan, PCR
                     Wisconsin Power & Light
                     3.400%, 08/01/14**. . . . . . . . . . . . . . . . . . . . . . .           4,500,000
     1,061,000       Wisconsin State
                     3.450%, 09/15/97
                     LINE: Bank of Nova Scotia, Commerzbank. . . . . . . . . . . . .           1,061,000
                                                                                           --------------
                                                                                               8,561,000
                                                                                           --------------

                     WYOMING--0.9%
     2,500,000       Lincoln County PCR
                     Exxon
                     3.700%, 08/01/15**. . . . . . . . . . . . . . . . . . . . . . .           2,500,000
                                                                                           --------------

                     TOTAL INVESTMENTS--100.0% . . . . . . . . . . . . . . . . . . .      $  293,020,920
                     (Cost $293,020,920) *                                                 --------------
                                                                                           --------------



________________________________
*    Aggregate cost for Federal tax purposes.
** Variable rate demand notes are payable upon not more than one, seven or thirty days' notice. The interest rate shown reflects the rate currently in effect.
*** Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate currently in effect.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  TAX-EXEMPT MONEY MARKET PORTFOLIO
                                SCHEDULE OF INVESTMENTS - (CONTINUED)
                                          AUGUST 31, 1997



                                         GLOSSARY OF TERMS

AMBAC    =     American Municipal Bond Assurance Corp.
BAN      =     Bond Anticipation Notes
FGIC     =     Financial Guaranty Insurance Corp.
GO       =     General Obligations
IDC      =     Industrial Development Corp.
LINE     =     Line of Credit
LIQ      =     Liquidity Facility
LOC      =     Letter of Credit
MBIA     =     Municipal Bond Insurance Association
PCR      =     Pollution Control Revenue
SBPA     =     Standby Purchase Agreement
TRANS    =     Tax and Revenue Anticipation Note

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                STATEMENTS OF ASSETS AND LIABILITIES
                                          AUGUST 31, 1997



                                                      U.S. TREASURY           U.S. TREASURY      GENERAL            TAX-EXEMPT
                                                       MONEY MARKET              INCOME        MONEY MARKET        MONEY MARKET
                                                         PORTFOLIO             PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                      -------------           -------------    ------------        ------------
ASSETS:
           Investments (Note 1):
           Investments at value. . . . . . . . . . . . $104,552,537          $       --        $543,066,419        $293,020,920
           Repurchase agreements . . . . . . . . . . .  322,078,000                  --          37,320,000                  --
                                                       ------------          ----------        ------------        ------------
               Total investments at value. . . . . . .  426,630,537                  --         580,386,419         293,020,920
           Cash. . . . . . . . . . . . . . . . . . . .          811              25,351                 125                  --
           Interest receivable . . . . . . . . . . . .      148,975                  --              17,287           1,299,611
           Deferred organization expense (Note 1). . .        8,557               7,421               5,286               5,519
                                                       ------------          ----------        ------------        ------------
               Total Assets. . . . . . . . . . . . . .  426,788,880              32,772         580,409,117         294,326,050
                                                       ------------          ----------        ------------        ------------

LIABILITIES:
           Dividends payable . . . . . . . . . . . . .    1,712,347                  --           2,428,840             788,560
           Payable for investments purchased . . . . .           --                  --                  --          10,950,321
           Advisory fee payable (Note 2) . . . . . . .       67,643                  --             102,658              47,915
           Distribution fee payable (Note 2) . . . . .       99,792                  --               1,988                  --
           Due to Custodian. . . . . . . . . . . . . .           --                  --                  --             165,655
           Accrued expenses. . . . . . . . . . . . . .        8,557               7,421               5,286               5,519
                                                       ------------          ----------        ------------        ------------
               Total Liabilities . . . . . . . . . . .    1,888,339               7,421           2,538,772          11,957,970
                                                       ------------          ----------        ------------        ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . $424,900,541           $  25,351        $577,870,345        $282,368,080
                                                       ------------          ----------        ------------        ------------
                                                       ------------          ----------        ------------        ------------

NET ASSETS CONSIST OF:
           Paid-in capital (Note 3). . . . . . . . . . $424,897,316           $  25,351        $578,129,532        $282,491,743
           Accumulated net realized gain (loss) on
             investments sold. . . . . . . . . . . . .        3,225                  --            (259,187)           (123,663)
                                                       ------------          ----------        ------------        ------------
               Total Net Assets. . . . . . . . . . . . $424,900,541           $  25,351        $577,870,345        $282,368,080
                                                       ------------          ----------        ------------        ------------
                                                       ------------          ----------        ------------        ------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
           Class A . . . . . . . . . . . . . . . . . .   23,062,771              25,351         568,968,730         282,491,743
           Class B . . . . . . . . . . . . . . . . . .  300,436,663                  --           9,160,802                  --
           Class D . . . . . . . . . . . . . . . . . .  101,397,882                  --                  --                  --

NET ASSET VALUE,
           All Shares - offering and redemption price
           per share (Net Assets/Shares Outstanding). .     $  1.00             $  1.00             $  1.00               $1.00
                                                       ------------          ----------        ------------        ------------
                                                       ------------          ----------        ------------        ------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                     STATEMENTS OF OPERATIONS
                                          AUGUST 31, 1997

                                                      U.S. TREASURY           U.S. TREASURY      GENERAL            TAX-EXEMPT
                                                       MONEY MARKET              INCOME        MONEY MARKET        MONEY MARKET
                                                         PORTFOLIO             PORTFOLIO*       PORTFOLIO           PORTFOLIO
                                                      -------------           -------------    ------------        ------------
INVESTMENT INCOME:

           Interest (Note 1) . . . . . . . . . . . . .  $22,142,122            $738,116         $26,959,795          $9,448,176

EXPENSES:
           Investment advisory fee (Note 2). . . . . .      823,706              33,215             975,895             528,012
           Distribution fee, Class B (Note 2). . . . .      667,392                  --              23,621                  --
           Distribution fee, Class D (Note 2). . . . .      414,622                  --                  --                  --
           Trustee fees (Note 2) . . . . . . . . . . .        7,024                  --              10,113               5,006
           Amortization of organization costs
             (Note 1). . . . . . . . . . . . . . . . .        5,019               5,019               5,019               5,019
           Expenses borne by the Investment Adviser
             (Note 2). . . . . . . . . . . . . . . . .      (12,043)             (5,019)            (15,132)            (10,025)
                                                        -----------          ----------        ------------        ------------
               Total Net Expenses. . . . . . . . . . .    1,905,720              33,215             999,516             528,012
                                                        -----------          ----------        ------------        ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . .   20,236,402             704,901          25,960,279           8,920,164
                                                        -----------          ----------        ------------        ------------

REALIZED GAIN (LOSS) ON
           INVESTMENTS SOLD (NOTE 1) . . . . . . . . .       15,357                  (7)             15,375             (10,703)
                                                        -----------          ----------        ------------        ------------
NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS . . . . . . . . .  $20,251,759            $704,894         $25,975,654          $8,909,461
                                                        -----------          ----------        ------------        ------------
                                                        -----------          ----------        ------------        ------------

________________________________
* The Portfolio operated from December 13, 1996 - January 30, 1997.


                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                                 U.S. TREASURY                         U.S. TREASURY
                                                             MONEY MARKET PORTFOLIO                   INCOME PORTFOLIO
                                                        YEAR ENDED            YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                          8/31/97              8/31/96*           8/31/97**          8/31/96 ***
                                                      -------------         -------------       ------------        ------------
NET ASSETS AT BEGINNING OF PERIOD . . . . . . . . . .  $247,135,913         $106,296,537        $    25,222         $    25,133
                                                       ------------          -----------       ------------          ----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
     Net investment income. . . . . . . . . . . . . .    20,236,402            9,774,485            704,901             179,127
     Net realized gain (loss) on investments sold . .        15,357              (10,545)                (7)                 --
                                                       ------------          -----------       ------------          ----------
       Net increase in net assets resulting
         from operations. . . . . . . . . . . . . . .    20,251,759            9,763,940            704,894             179,127
                                                       ------------          -----------       ------------          ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
          Class A . . . . . . . . . . . . . . . . . .    (3,174,468)           (3,702,775)         (704,901)           (179,127)
          Class B . . . . . . . . . . . . . . . . . .   (13,171,814)           (5,756,290)               --                  --
          Class D . . . . . . . . . . . . . . . . . .    (3,890,120)             (315,420)               --                  --
                                                       ------------          ------------       -----------          ----------
     Net decrease from distributions. . . . . . . . .   (20,236,402)           (9,774,485)         (704,901)           (179,127)
                                                       ------------          ------------       -----------          ----------

SHARE TRANSACTIONS (AT $1.00 PER SHARE):
     CLASS A:
          Net proceeds from sales of shares . . . . .   174,614,603           293,279,024       245,972,311          93,740,874
          Issued to shareholders in reinvestment
               of dividends . . . . . . . . . . . . .         1,410                 1,365               136                  89
          Cost of shares repurchased. . . . . . . . .  (236,817,140)         (238,199,277)     (245,972,311)        (93,740,874)
                                                       ------------          ------------      ------------         -----------
               Net Class A share transactions . . . .   (62,201,127)           55,081,112               136                  89
                                                       ------------          ------------      ------------         -----------
     CLASS B:
          Net proceeds from sales of shares . . . . .   879,378,409           555,303,801                --                  --
          Cost of shares repurchased. . . . . . . . .  (705,276,725)         (505,084,160)               --                  --
                                                       ------------          ------------      ------------         -----------
               Net Class B share transactions . . . .   174,101,684            50,219,641                --                  --
                                                       ------------          ------------      ------------         -----------
     CLASS D:
          Net proceeds from sales of shares . . . . .   318,106,403            49,343,549                --                  --
          Cost of shares repurchased. . . . . . . . .  (252,257,689)          (13,794,381)               --                  --
                                                       ------------          ------------      ------------         -----------
               Net Class D share transactions . . . .    65,848,714            35,549,168
                                                       ------------            ----------      ------------         -----------
               Net increase from share transactions .   177,749,271           140,849,921               136                  89
                                                       ------------          ------------      ------------         -----------
          Net increase in net assets. . . . . . . . .   177,764,628           140,839,376               129                  89
                                                       ------------          ------------      ------------         -----------
NET ASSETS AT END OF PERIOD . . . . . . . . . . . . .  $424,900,541          $247,135,913      $     25,351         $    25,222
                                                       ------------          ------------      ------------         -----------
                                                       ------------          ------------      ------------         -----------

________________________________
* The Portfolio commenced Class D shares operations on May 1, 1996. ** The Portfolio operated from December 13, 1996 - January 30, 1997. *** The Portfolio operated from December 11, 1995 - January 10, 1996.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                            STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                                                                 GENERAL MONEY                            TAX-EXEMPT
                                                                MARKET PORTFOLIO                      MONEY MARKET PORTFOLIO
                                                        YEAR ENDED            YEAR ENDED       PERIOD ENDED        PERIOD ENDED
                                                          8/31/97              8/31/96           8/31/97             8/31/96
                                                      --------------       --------------      ------------        ------------
NET ASSETS AT BEGINNING OF PERIOD . . . . . . . . . . $  342,803,442       $  385,426,702      $279,867,103        $283,653,602
                                                      --------------       --------------      ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
     Net investment income. . . . . . . . . . . . . .     25,960,279           25,653,674         8,920,164           9,548,672
     Net realized gain (loss) on investments sold . .         15,375             (184,202)          (10,703)             (4,894)
                                                      --------------       --------------      ------------        ------------
          Net increase (decrease) in net
               assets resulting from operations . . .     25,975,654           25,469,472         8,909,461           9,543,778
                                                      --------------       --------------      ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
          Class A . . . . . . . . . . . . . . . . . .    (25,485,808)         (25,172,442)       (8,920,164)         (9,548,672)
          Class B . . . . . . . . . . . . . . . . . .       (474,471)            (481,232)               --                  --
                                                      --------------       --------------      ------------        ------------
     Net decrease from distributions. . . . . . . . .    (25,960,279)         (25,653,674)       (8,920,164)         (9,548,672)
                                                      --------------       --------------      ------------        ------------

SHARE TRANSACTIONS (AT $1.00 PER SHARE):
     CLASS A:
          Net proceeds from sales of shares . . . . .  2,791,812,765        1,937,503,266       573,325,388         452,820,528
          Issued to shareholders in reinvestment
               of dividends . . . . . . . . . . . . .      2,914,391            1,317,345               890                 856
          Cost of shares repurchased. . . . . . . . . (2,560,095,823)      (1,980,536,000)     (570,814,598)       (456,602,989)
                                                      --------------       --------------      ------------        ------------
               Net Class A share transactions . . . .    234,631,333          (41,715,389)        2,511,680          (3,781,605)
                                                      --------------       --------------      ------------        ------------
     CLASS B:
          Net proceeds from sales of shares . . . . .     12,777,268           11,688,082                --                  --
          Cost of shares repurchased. . . . . . . . .    (12,357,073)         (12,411,751)               --                  --
                                                      --------------       --------------      ------------        ------------
               Net Class B share transactions . . . .        420,195             (723,669)               --                  --
                                                      --------------       --------------      ------------        ------------
          Net increase (decrease) from share
               transactions . . . . . . . . . . . . .    235,051,528          (42,439,058)        2,511,680          (3,781,605)
                                                      --------------       --------------      ------------        ------------
                 Net increase (decrease) in net
                   assets . . . . . . . . . . . . . .    235,066,903          (42,623,260)        2,500,977          (3,786,499)
                                                      --------------       --------------      ------------        ------------

NET ASSETS AT END OF PERIOD . . . . . . . . . . . . . $  577,870,345      $   342,803,442      $282,368,080        $279,867,103
                                                      --------------       --------------      ------------        ------------
                                                      --------------       --------------      ------------        ------------

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                         FINANCIAL HIGHLIGHTS
                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                  U.S. TREASURY MONEY
                                                                               MARKET PORTFOLIO - CLASS A
                                                        YEAR ENDED            YEAR ENDED       PERIOD ENDED        PERIOD ENDED
                                                          8/31/97              8/31/96           8/31/95           8/31/94 (1)
                                                      -------------         -------------      ------------        ------------
Net Asset Value, Beginning of period . . . . . . . . .  $  1.000            $  1.000            $  1.000           $   1.000
                                                        --------            --------            --------           ---------
Income from Investment Operations:
           Net investment income . . . . . . . . . . .     0.052               0.053               0.054               0.012
                                                        --------            --------            --------           ---------
Less Distributions:
           Dividends from net investment income. . . .    (0.052)             (0.053)             (0.054)             (0.012)
                                                        --------            --------            --------           ---------
Net Asset Value, End of period . . . . . . . . . . . .  $  1.000            $  1.000            $  1.000            $  1.000
                                                        --------            --------            --------           ---------
                                                        --------            --------            --------           ---------

Total Return (a) . . . . . . . . . . . . . . . . . . .     5.30%               5.45%               5.60%               1.19%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . . . . . . . $  23,063           $  85,260           $  30,183               $  25
Ratios to average net assets:
           Net investment income . . . . . . . . . . .     5.12%               5.21%               5.79%            4.06% (b)
           Operating expenses. . . . . . . . . . . . .     0.20%               0.20%               0.20%            0.20% (b)
           Operating expenses before
             reimbursements/waivers. . . . . . . . . .     0.20%               0.20%               0.21%            0.26% (b)

                                                                                  U.S. TREASURY MONEY
                                                                               MARKET PORTFOLIO - CLASS B
                                                        YEAR ENDED            YEAR ENDED       PERIOD ENDED        PERIOD ENDED
                                                          8/31/97              8/31/96           8/31/95           8/31/94 (1)
                                                      -------------         -------------      ------------        ------------
Net Asset Value, Beginning of period . . . . . . . . .  $  1.000            $  1.000            $  1.000            $  1.000
                                                        --------            --------            --------           ---------
Income from Investment Operations:
           Net investment income . . . . . . . . . . .     0.049               0.050               0.052               0.011
                                                        --------            --------            --------           ---------
Less Distributions:
           Dividends from net investment income. . . .    (0.049)             (0.050)             (0.052)             (0.011)
                                                        --------            --------            --------           ---------
Net Asset Value, End of period . . . . . . . . . . . .  $  1.000            $  1.000            $  1.000            $  1.000
                                                        --------            --------            --------           ---------
                                                        --------            --------            --------           ---------

Total Return (a) . . . . . . . . . . . . . . . . . . .     5.04%               5.18%               5.34%               1.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . . . . . . .$  300,437          $  126,327           $  76,114           $  13,355
Ratios to average net assets:
           Net investment income . . . . . . . . . . .     4.93%               5.01%               5.41%            3.87% (b)
           Operating expenses. . . . . . . . . . . . .     0.45%               0.45%               0.45%            0.45% (b)
           Operating expenses before
             reimbursements/waivers. . . . . . . . . .     0.45%               0.45%               0.46%            0.50% (b)

________________________________
(1) The Portfolio commenced Class A and Class B shares operations on May 17,
    1994.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  FINANCIAL HIGHLIGHTS - (CONTINUED)
                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 U.S. TREASURY MONEY
                                                              MARKET PORTFOLIO - CLASS D
                                                        YEAR ENDED          YEAR ENDED
                                                          8/31/97            8/31/96 (1)
                                                      -------------         -------------
Net Asset Value, Beginning of period . . . . . . . .    $     1.000           $    1.000
                                                        -----------           ----------
Income from Investment Operations:
     Net investment income . . . . . . . . . . . . .          0.047                0.015
                                                        -----------           ----------
Less Distributions:
     Dividends from net investment income. . . . . .         (0.047)              (0.015)
                                                        -----------           ----------
Net Asset Value, End of period . . . . . . . . . . .    $     1.000           $    1.000
                                                        -----------           ----------
                                                        -----------           ----------

Total Return (a) . . . . . . . . . . . . . . . . . .           4.78%                1.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . . . . . .    $   101,401           $   35,549
Ratios to average net assets:
     Net investment income . . . . . . . . . . . . .           4.69%                4.68% (b)
     Operating expenses. . . . . . . . . . . . . . .           0.70%                0.70% (b)
     Operating expenses before
          reimbursements/waivers . . . . . . . . . .           0.70%                0.70% (b)
                                                                                U.S. TREASURY MONEY
                                                                             INCOME PORTFOLIO - CLASS A
                                                        PERIOD ENDED          PERIOD ENDED       PERIOD ENDED      PERIOD ENDED
                                                         8/31/97 (2)           8/31/96 (3)        8/31/95 (4)       8/31/94 (5)
                                                        -------------         -------------      ------------      ------------
Net Asset Value, Beginning of period . . . . . . . .    $     1.000           $    1.000          $    1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
Income from Investment Operations:
     Net investment income . . . . . . . . . . . . .          0.005                0.004               0.004             0.001
                                                        -----------           ----------          ----------        ----------
Less Distributions:
     Dividends from net investment income. . . . . .         (0.005)              (0.004)             (0.004)           (0.001)
                                                        -----------           ----------          ----------        ----------
Net Asset Value, End of period . . . . . . . . . . .    $     1.000           $    1.000          $    1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
                                                        -----------           ----------          ----------        ----------

Total Return (a) . . . . . . . . . . . . . . . . . .           0.54%                0.35%               0.39%             0.12%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . . . . . .    $        25           $       25          $       25        $       25
Ratios to average net assets:
     Net investment income . . . . . . . . . . . . .           4.24%                4.15%               4.47%             2.96% (b)
     Operating expenses. . . . . . . . . . . . . . .           0.20%                0.20%               0.20%             0.20% (b)
     Operating expenses before
          reimbursements/waivers . . . . . . . . . .           0.23%                0.35%               0.29%             0.22% (b)

________________________________
(1) The Portfolio commenced Class D shares operations on May 1, 1996.
(2) The Portfolio operated from December 13, 1996 to January 30, 1997.
(3) The Portfolio operated from December 11, 1995 to January 10, 1996.
(4) The Portfolio operated from December 12, 1994 to January 11, 1995.
(5) The Portfolio operated from December 28, 1993 to January 12, 1994.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  FINANCIAL HIGHLIGHTS - (CONTINUED)
                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                      GENERAL MONEY
                                                                               MARKET PORTFOLIO - CLASS A
                                                         YEAR ENDED           YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                          8/31/97               8/31/96            8/31/95           8/31/94 (1)
                                                        -----------           ----------         -----------        ------------
Net Asset Value, Beginning of period . . . . . . . .    $     1.000           $    1.000         $     1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
Income from Investment Operations:
     Net investment income . . . . . . . . . . . . .          0.053                0.053               0.056             0.033
                                                        -----------           ----------          ----------        ----------
Less Distributions:
     Dividends from net investment income. . . . . .         (0.053)              (0.053)             (0.056)           (0.033)
                                                        -----------           ----------          ----------        ----------
Net Asset Value, End of period . . . . . . . . . . .    $     1.000           $    1.000         $     1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
                                                        -----------           ----------          ----------        ----------

Total Return (a) . . . . . . . . . . . . . . . . . .           5.40%                5.52%               5.81%             3.33%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . . . . . .    $   568,715           $  334,069         $   375,965        $  167,016
Ratios to average net assets:
     Net investment income . . . . . . . . . . . . .           5.33%                5.36%               5.70%             3.70% (b)
     Operating expenses. . . . . . . . . . . . . . .           0.20%                0.20%               0.20%             0.20% (b)
     Operating expenses before
          reimbursements/waivers . . . . . . . . . .           0.20%                0.20%               0.20%             0.21% (b)

                                                                                      GENERAL MONEY
                                                                               MARKET PORTFOLIO - CLASS B
                                                          YEAR ENDED          YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                            8/31/97            8/31/96           8/31/95           8/31/94 (1)
                                                        -------------         -------------    ------------        ------------
Net Asset Value, Beginning of period . . . . . . . .    $     1.000           $    1.000         $     1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
Income from Investment Operations:
     Net investment income . . . . . . . . . . . . .          0.050                0.051               0.053             0.009
                                                        -----------           ----------          ----------        ----------
Less Distributions:
     Dividends from net investment income. . . . . .         (0.050)              (0.051)             (0.053)           (0.009)
                                                        -----------           ----------          ----------        ----------
Net Asset Value, End of period . . . . . . . . . . .    $     1.000           $    1.000         $     1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
                                                        -----------           ----------          ----------        ----------

Total Return (a) . . . . . . . . . . . . . . . . . .           5.14%                5.26%               5.54%             0.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . . . . . .    $     9,155           $    8,734         $     9,461        $    9,520
Ratios to average net assets:
     Net investment income . . . . . . . . . . . . .           5.02%                5.11%               5.33%             3.99% (b)
     Operating expenses. . . . . . . . . . . . . . .           0.45%                0.45%               0.45%             0.45% (b)
     Operating expenses before
          reimbursements/waivers . . . . . . . . . .           0.45%                0.45%               0.45%             0.46% (b)

________________________________
(1) The Portfolio commenced Class A and Class B shares operations on September 21, 1993 and May 17, 1994, respectively.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                                          THE VALIANT FUND
                                  FINANCIAL HIGHLIGHTS - (CONTINUED)
                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                    TAX-EXEMPT MONEY
                                                                               MARKET PORTFOLIO - CLASS A
                                                          YEAR ENDED          YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                            8/31/97            8/31/96           8/31/95           8/31/94 (1)
                                                        -------------         -------------    ------------        ------------
Net Asset Value, Beginning of period . . . . . . . .    $     1.000           $    1.000          $    1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
Income from Investment Operations:
     Net investment income . . . . . . . . . . . . .          0.034                0.034               0.035             0.021
                                                        -----------           ----------          ----------        ----------
Less Distributions:
     Dividends from net investment income. . . . . .         (0.034)              (0.034)             (0.035)           (0.021)
                                                        -----------           ----------          ----------        ----------
Net Asset Value, End of period . . . . . . . . . . .    $     1.000           $    1.000          $    1.000        $    1.000
                                                        -----------           ----------          ----------        ----------
                                                        -----------           ----------          ----------        ----------

Total Return (a) . . . . . . . . . . . . . . . . . .           3.42%                3.43%               3.67%             2.11%

Ratios/Supplemental Data:
Net Assets, End of Period (000's). . . . . . . . . .    $   282,368           $  279,867          $  283,654        $  258,130
Ratios to average net assets:
     Net investment income . . . . . . . . . . . . .           3.38%                3.34%               3.50%             2.38% (b)
     Operating expenses. . . . . . . . . . . . . . .           0.20%                0.20%               0.20%             0.20% (b)
     Operating expenses before
          reimbursements/waivers . . . . . . . . . .           0.20%                0.20%               0.20%             0.22% (b)

________________________________
(1) The Portfolio commenced operations on October 7, 1993.
(a) Total returns for periods less than one year are not annualized and had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) Annualized.

                               SEE NOTES TO FINANCIAL STATEMENTS.

                             THE VALIANT FUND
                      NOTES TO FINANCIAL STATEMENTS
                             AUGUST 31, 1997


     The Valiant Fund (the "Trust") was organized as a Massachusetts business trust on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust offers four managed investment portfolios. The accompanying financial statements and financial highlights are those of the U.S. Treasury Money Market, the U.S. Treasury Income, the General Money Market and the Tax-Exempt Money Market Portfolios (individually, a "Portfolio", collectively, the "Portfolios"). The Trust is authorized to offer four classes of shares: Class A, Class B, Class C and Class D. U.S. Treasury Money Market Class A, B and D, U.S. Treasury Income Class A, General Money Market Class A and B and Tax-Exempt Money Market Class A are currently active.

1.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles require management to make certain estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the amounts of income and expenses reported during the reporting period. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements.

     PORTFOLIO VALUATIONS: Securities in the Portfolios are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Interest income consists of market discount earned (including both original issue and market discount), less amortization of any market premium.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

     FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income, if any, for its tax year ending August 31. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Portfolios will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. As of August 31, 1997, the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio have capital loss carryovers of $55,073, 30,898, 173,216 and 53,266, 54,799, 2,267,
respectively, which will expire on August 31, 2003, 2004, and 2,005, respectively. As of August 31, 1997, the Tax-Exempt Money Market Portfolio has elected for federal income tax purposes to defer $13,331 of losses recognized during the period November 1, 1996 to August 31, 1997 to its fiscal year ending August 31, 1998.

     REPURCHASE AGREEMENTS: Each Portfolio, except the U.S. Treasury Income Portfolio, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a

                               THE VALIANT FUND
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               AUGUST 31, 1997

1.   SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. It is the Portfolio's policy to maintain collateral that is at least equal at all times to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's sub-adviser, David L. Babson & Co. Inc., acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

     EXPENSES AND ALLOCATIONS: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios. Each share class bears its pro-rata portion of expenses attributable to its series, except that each class separately bears its' own distribution fees.

     Income, Portfolio level expenses, and realized and unrealized gains and losses are allocated to each class of shares on a daily basis based on each class' portion of net assets.

     ORGANIZATION COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities laws. All such costs are being amortized using the straight line method over a period of five years from commencement of each Portfolio's operations.

2.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

     Integrity Management & Research, Inc. (the "Investment Adviser" or the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. State Street Bank & Trust Company serves as the Trust's administrator, custodian and transfer agent. Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares.

     The Trust pays the Investment Adviser a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Trust. Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C and Class D shares pursuant to the Distribution and Shareholder Servicing Plans; and such extraordinary non-recurring expenses as may arise. From time to time the Investment Adviser may voluntarily waive all or a portion of the fees payable to it by a Portfolio. As such, the Investment Adviser has agreed to reimburse the Portfolios for expenses exceeding 0.20% of average daily net assets for Class A shares, 0.45% of the average daily net assets for Class B shares, 0.60% of average daily net assets for Class C shares and 0.70% of average daily net assets for Class D shares. The expense limitations are voluntary and were in effect through August 31, 1997. The expense limitations may be removed at any time thereafter with 90 days' prior notice to existing shareholders.

                               THE VALIANT FUND
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               AUGUST 31, 1997

2.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES -
     (CONTINUED)

     For the year ended August 31, 1997 the Investment Adviser reimbursed the Trust as follows:

PORTFOLIO                              REIMBURSEMENT
----------------------------------------------------
U.S. Treasury Money Market                $12,043
U.S. Treasury Income                        5,019
General Money Market                       15,132
Tax-Exempt Money Market                    10,025


    The Investment Adviser has entered into an investment sub-advisory agreement with David L. Babson & Co., Inc. ("Babson") pursuant to which the Investment Adviser pays fees to Babson, computed daily and paid monthly, at the annual rate of 0.10% of the first $500 million of the aggregate average daily net assets of the Portfolios and 0.05% of average daily net assets in excess thereof. Fees related to these services are borne directly by the Investment Adviser.

    The Trust has adopted a distribution plan for the Class A and Class B shares, a distribution plan for the Class C shares and a distribution plan for the Class D shares (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. The Plans provide for payments to the Distributor of up to 0.35% of the average net assets of the Class B shares, up to 0.50% of the average net assets of the Class C shares and up to 0.50% of the average net assets of the Class D shares. Payments under the Plans have been authorized at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares, 0.40% of each Portfolio's average daily net assets for the Class C shares and 0.50% of each Portfolio's average daily net assets for the Class D shares for the year ended August 31, 1997. No payments have been authorized for the Class A shares.

    Certain directors and officers of the Investment Adviser are also Trustees and officers of the Trust.

    Trustees who are not "interested persons" of the Trust receive an annual $1,000 retainer and $1,000 per Trustee meeting attended and are entitled to be reimbursed for out-of-pocket expenses incurred in attending such meetings.

3.  SHARES OF BENEFICIAL INTEREST

    The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of no par value shares of beneficial interest in the Portfolios. Shareholders are entitled to one vote for each dollar (or proportional fractional vote for each fraction of a dollar) of net asset value per share owned. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Shareholders of a particular class have the exclusive right to vote on matters pertaining only to that class. Pursuant to the Declaration of Trust, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust.

                               THE VALIANT FUND
                 NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                               AUGUST 31, 1997

3.  SHARES OF BENEFICIAL INTEREST - (CONTINUED)

    At August 31, 1997 Integrity Investments, Inc. owned 100% of the outstanding shares of the U. S. Treasury Income Portfolio and certain institutional shareholders were record owners of more than 10% of the total outstanding shares of the following Portfolios:

NAME OF PORTFOLIO                      NUMBER OF           PERCENTAGE OF
                                       SHAREHOLDERS        SHARES OWNED
------------------------------------------------------------------------------
U.S. Treasury Money Market             2                   88.9%
General Money Market                   1                   82.6%
Tax-Exempt Money Market                1                   99.6%

4.  DISTRIBUTIONS (UNAUDITED)

    During the fiscal year ended August 31, 1997, 100% of the Tax-Exempt Money Market Portfolio's distributions paid to the shareholders were tax-exempt.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of The Valiant Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (each a portfolio of The Valiant Fund) at August 31, 1997, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Valiant Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 13, 1997

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